Operating segments	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Operating segments	Operating segments
The Group manages its operations as a single segment for the purposes of assessing performance and making operating decisions. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the Group’s chief operating decision maker, or decision-making group, in deciding how to allocate resources and assess performance. The Group has determined that its chief operating decision maker is its Chief Executive Officer.
Information on major customers:
Revenue recognised during the year ended 31 December 2021 relates to collaboration agreements with Bristol Myers Squibb Company (“BMS”), Celgene Switzerland LLC (“Celgene”) (a company acquired by BMS subsequent to the inception of the collaboration), Bayer AG (“Bayer”), GTA and the Group’s joint venture with RallyBio IPB, LLC (“RallyBio”), RE Ventures I LLC. The proportion of revenue by customer in each period is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
	%	%	%
BMS (including Celgene)	80	85	70
GTA	13	3	1
Others	7	12	29
	100	100	100
Information on non-current assets by geography
The Group’s non-current assets are held in the following geographies as at December 31, 2021:

	UK	Austria	Total
	£’000	£’000	£’000
Goodwill	173	5,812	5,985
Intangible assets	2,670	33,660	36,330
Plant and equipment	8,086	654	8,740
Right-of-use assets	4,975	179	5,154
The group held no non-current assets requiring disclosure under IFRS8 in non-UK geographies as at December 31, 2020.